Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Segment performance

(All in US$)
Half-year ended June 30, 2023	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue:
Hardware sales	-	1,411,867	-	-	1,411,867
Consulting sales	-	2,508,028	-	-	2,508,028
Other income	19,305	372,364	-	-	391,669
Interest income	-	-	-	248,500	248,500
Total income	19,305	4,292,259	-	248,500	4,560,064
Segment net loss from continuing operations before tax	(17,571,042)	(4,753,017)	-	(5,774,688)	(28,098,747)

(All in US$)
Half-year ended June 30, 2022	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue:
Hardware sales	-	1,260,621	-	-	1,260,621
Consulting sales	-	1,918,304	-	-	1,918,304
Other income	25,323	774,934	-	-	800,257
Interest income	-	-	-	6,477	6,477
Total income	25,323	3,953,859	-	6,477	3,985,659
Segment net loss from continuing operations before tax	(11,847,299)	(4,626,905)	-	(14,573,620)	(31,047,824)

Schedule of Segment Assets

Segment assets

(All in US$)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
June 30, 2023	148,448,476	19,750,814	2,157,208	110,537,135	280,893,633
December 31, 2022	153,744,385	19,635,067	2,219,480	101,825,626	277,424,558

Schedule of Segment Liabilities

Segment liabilities

(All in US$)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
June 30, 2023	69,308,586	9,557,042	-	71,913	78,937,541
December 31, 2022	40,119,176	8,960,085	-	2,289,028	51,368,289

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 2 Segment reporting (continued)